EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13 • EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2013, 2012 and 2011:
	For Years Ended April 30,
	(in thousands, except per share data)
	2013	2012	2011
NUMERATOR
Income from continuing operations – Investors Real Estate Trust	$19,341	$7,641	$3,621
Income from discontinued operations – Investors Real Estate Trust	6,189	571	16,461
Net income attributable to Investors Real Estate Trust	25,530	8,212	20,082
Dividends to preferred shareholders	(9,229)	(2,372)	(2,372)
Numerator for basic earnings per share – net income available to common shareholders	16,301	5,840	17,710
Noncontrolling interests – Operating Partnership	3,633	1,359	4,449
Numerator for diluted earnings per share	$19,934	$7,199	$22,159
DENOMINATOR
Denominator for basic earnings per share weighted average shares	93,344	83,557	78,628
Effect of convertible operating partnership units	21,191	19,875	20,154
Denominator for diluted earnings per share	114,535	103,432	98,782
Earnings per common share from continuing operations – Investors Real Estate Trust – basic and diluted	$.11	$.06	$.01
Earnings per common share from discontinued operations – Investors Real Estate Trust – basic and diluted	.06	.01	.21
NET INCOME PER COMMON SHARE – BASIC & DILUTED	$.17	$.07	$.22